Transactions with Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter or $125 per vessel operating under a bareboat charter (the “Management fees”) and a brokerage commission of 1.25% on freight, hire and demurrage per vessel (the “Brokerage commissions”), as per the management agreement between the Manager and the Company. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve month period, an amount of $500 is charged for each additional day (the “Superintendent fees”).
Effective from May 31, 2020, the Manager provides crew management services to the vessels Magic Wand and Clean Thrasher. These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. (ex. Navis Maritime Services Inc.). The Company pays to the Manager a fixed monthly fee of
$2,500 per vessel (the “Crew management fees”).
In addition to management services, the Company reimburses the Manager for the compensation of its executive officers for an amount of $250,149 for the first 12 months following the
Spin-Off
(the “Executive compensation”).
In addition, for periods up to the
Spin-Off,
an allocation of general and administrative expenses incurred by StealthGas Inc. has been included in General and administrative expenses of the Company based on the number of calendar days the Company’s vessels operated under StealthGas Inc.’s fleet compared to the number of calendar days of the total StealthGas Inc.’s fleet. These expenses consisted mainly of executive compensation, office rent, investor relations and consultancy fees (the “General and administrative expenses – Former Parent”).
The related party balance with StealthGas Inc. mainly relating to collections received net of payments made on behalf of the Company was a receivable $355,023 at December 31, 2021 (2020: a liability of $1,473,000 (Note
14
)). The current account balance with the Manager at December 31, 2021 was a liability of $1,119,055 (2020: nil). The liability mainly represents payments made by the Manager on behalf of the Company.
The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of operations	2019	2020	2021
Management fees	Management fees – related party	365,515	503,355	527,425
Brokerage commissions	Voyage expenses – related party	166,588	250,241	218,192
Superintendent fees	Vessels’ operating expenses – related party	24,000	13,500	26,500
Crew management fees	Vessels’ operating expenses – related party	—	35,000	60,000
Executive compensation	General and administrative expenses	—	—	19,875
General and administrative expenses – Former Parent	General and administrative expenses	331,408	219,717	291,801